Stockholders' Equity	12 Months Ended
Jun. 30, 2016
Stockholders' equity:
Stockholders' Equity
6.	Stockholders’ Equity

The Company’s authorized capital stock consists of 45,000,000 shares, divided into 40,000,000 shares of common stock, par value $0.01 per share, and 5,000,000 shares of preferred stock, par value $0.01 per share.

Of the 5,000,000 shares of preferred stock authorized, the board of directors has previously designated:

●	250 shares of preferred stock as Series A Preferred Stock, all previously outstanding shares of which have been previously redeemed or converted into shares of our Class A common stock and may not be reissued;
●	300 shares of our preferred stock as Series B Preferred Stock, all previously outstanding shares of which have been previously redeemed or converted into shares of our Class A common stock and may not be reissued;
●	500 shares of our preferred stock as Series C Preferred Stock, all previously outstanding shares of which have been previously redeemed or converted into shares of our Class A common stock and may not be reissued;
●	100,000 shares of our preferred stock as Series D Preferred Stock, none of which have been issued; however in 1998, our board of directors declared a dividend distribution as a right to purchase one share of Series D Preferred Stock for each outstanding share of Class A common stock. The stockholders of Series D Preferred Stock are entitled to one vote for each share held; and
●	500 shares of our preferred stock as Series F Preferred Stock, all previously outstanding shares of which have been previously redeemed or converted into shares of our Class A common stock and may not be reissued.

Of the 40,000,000 shares of common stock authorized, the board of directors has previously designated 34,500,000 shares authorized as Class A common. The stockholders of Class A common stock are entitled to one vote for each share held. The remaining 5,500,000 shares of authorized common stock were designated Class E-1 common stock, Class E-2 common stock, or Class E-3 common stock, all previously outstanding shares of which have been previously redeemed or converted into shares of Class A common.

At June 30, 2016, the Company had outstanding warrants to purchase up to 1,080,371 shares of Class A common stock at $1.26 per share at any time through December 11, 2017 issued in connection with a private placement in fiscal 2012.

During fiscal 2016, the Company received approximately $391,351 in net proceeds from the exercise of warrants. The Company issued 313,081 shares of Class A common stock in connection with these exercises. The exercise price was $1.26 per share of Class A common stock. During fiscal 2016, warrants to purchase 101,549 shares of Class A common stock, at an exercise price of $2.48 per share, expired.